S000090467 [Member] Investment Objectives and Goals - iShares Disciplined Volatility Equity Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES DISCIPLINED VOLATILITY EQUITY ACTIVE ETF Ticker: BDVL Stock Exchange: The Nasdaq Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Disciplined Volatility Equity Active ETF (the “Fund”) seeks to provide risk-adjusted total return.